INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 9,714,000
SEC Schedule, 12-09, Valuation Allowances and Reserves, Increase (Decrease) Adjustment	$ 1,315,000